Loans Due From Third Parties (Tables)	12 Months Ended
Dec. 31, 2019
Loan Due From Third Parties [Abstract]
Schedule of loans due from third parties
	December 31, 2019	December 31, 2018
Loans due from third parties (1)	$5,952,223	$-
Loans from direct loan customers (2)	4,870,838	4,934,861
Less: allowance for doubtful accounts	(4,870,838)	(2,680,077)
	$5,952,223	$2,254,784

Schedule of allowance for doubtful accounts
	December 31,	December 31,	December 31,
	2019	2018	2017
Balance at beginning of the year	$2,680,077	$619,910	$30,814
Provisions	2,244,601	2,233,650	565,187
Reversals	-	(57,434)	-
Foreign exchange (gain) loss	(53,840)	(116,049)	23,909
Balance at end of the year	$4,870,838	$2,680,077	$619,910